Business combinations (Details 11)	Apr. 05, 2022	Nov. 09, 2020	Nov. 03, 2020	Aug. 04, 2020	Jul. 20, 2020
Licences [member]
IfrsStatementLineItems [Line Items]
Description of valuation techniques and significant inputs used to measure non-controlling interest in acquiree measured at fair value		With-and-without method The with-and-without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another considering its non-existence.
Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Description of valuation techniques and significant inputs used to measure non-controlling interest in acquiree measured at fair value	Multi-period excess earnings method The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.	Multi-period excess earnings method The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.	Multi-period excess earnings method The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.		Multi-period excess earnings method The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.
Sociedade Universitaria Granario S A [Member] | Licences [member]
IfrsStatementLineItems [Line Items]
Description of valuation techniques and significant inputs used to measure non-controlling interest in acquiree measured at fair value				With-and-without method The with-and-without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another considering its non-existence.
Sociedade Universitaria Granario S A [Member] | Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Description of valuation techniques and significant inputs used to measure non-controlling interest in acquiree measured at fair value				Multi-period excess earnings method The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.